Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (161)	$ (271)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	67	(105)
Through OCI	19	(5)
Transfer	0
Ending balance	(75)	(161)
Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	5,973	5,383
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	831	534
Through OCI	42	56
Transfer	(68)
Ending balance	6,778	5,973
Net operating loss and capital loss carryforwards | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(141)	(247)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	98	(106)
Through OCI	(5)	0
Transfer	0
Ending balance	(48)	(141)
Net operating loss and capital loss carryforwards | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(532)	(1,038)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	93	503
Through OCI	(19)	3
Transfer	0
Ending balance	(458)	(532)
Property, plant and equipment | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	180	168
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(15)	(12)
Through OCI	0	0
Transfer	0
Ending balance	165	180
Property, plant and equipment | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,546	7,369
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(333)	176
Through OCI	89	1
Transfer	(68)
Ending balance	7,234	7,546
Decommissioning and restoration provisions | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(190)	(158)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	35	32
Through OCI	0	0
Transfer	0
Ending balance	(155)	(190)
Decommissioning and restoration provisions | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,050)	(962)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	261	(86)
Through OCI	(14)	(2)
Transfer	0
Ending balance	(803)	(1,050)
Unrealized foreign exchange | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(85)	(88)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	3	1
Through OCI	(9)	2
Transfer	0
Ending balance	(91)	(85)
Withholding taxes | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	100	95
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	27	6
Through OCI	6	(1)
Transfer	0
Ending balance	133	100
Inventories | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	156	110
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(9)	47
Through OCI	1	(1)
Transfer	0
Ending balance	148	156
Other timing differences (TDs) | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(10)	(34)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(51)	(19)
Through OCI	24	(5)
Transfer	0
Ending balance	(37)	(10)
Other timing differences (TDs) | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(162)	(103)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	789	(113)
Through OCI	(12)	54
Transfer	0
Ending balance	$ 615	$ (162)